GOLDMAN SACHS TRUST

Goldman Sachs Select Satellite Funds

Class A Shares, Class C Shares, Institutional Shares, Class IR Shares and Class R Shares of the

Goldman Sachs Absolute Return Tracker Fund

(the “Fund”)

Supplement dated February 12, 2015 to the

Summary Prospectus and Prospectus, each dated April 30, 2014, as supplemented to date (the “Prospectus”)

The Fund seeks to deliver long-term total return consistent with investment results that approximate the return and risk patterns of a diversified universe of hedge funds. Consistent with this investment objective and the Fund’s overall investment approach, the Board of Trustees of Goldman Sachs Trust, upon the recommendation of Goldman Sachs Asset Management, L.P. (“GSAM”), has approved certain enhancements to the Fund’s investment strategies. Effective immediately, the Fund will be permitted to invest in real estate investment trusts (“REITs”), preferred stock, warrants and stock purchase rights and American, European and Global Depositary Receipts. In addition, effective April 30, 2015, the Fund will be permitted to invest in certain other securities, including securities that provide exposure to master limited partnership indices, fixed income securities (including non-investment grade fixed income securities), asset-backed and mortgage-backed securities, convertible securities and certain options.

The changes discussed herein are intended to provide the Fund with greater flexibility to achieve its investment objective. To facilitate your review, certain sections of the Fund’s Summary Prospectus and Prospectus have been supplemented and restated to incorporate these changes.

Effective immediately, the Summary Prospectus and Prospectus are revised as follows:

The following is added to the “Principal Risks of the Fund” section of the Summary Prospectus and “Goldman Sachs Absolute Return Tracker Fund—Summary—Principal Risks of the Fund” section of the Prospectus:

Stock Risk.  Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Effective April 30, 2015, the Summary Prospectus and Prospectus are revised as follows.

The first and second paragraphs (and accompanying bullet points) of the “Principal Strategy” section of the Summary Prospectus and “Goldman Sachs Absolute Return Tracker Fund—Summary—Principal Strategy” and “Investment Management Approach—Principal Investment Strategies—Absolute Return Tracker Fund” sections of the Prospectus are replaced with the following:

The Fund’s Investment Adviser believes that hedge funds derive a large portion of their returns from exposure to sources of market risk (“Market Exposures”) and “Trading Strategies” involving long and/or short positions in Market Exposures and/or individual securities or baskets of securities. In seeking to meet its investment objective, the Fund uses a dynamic investment process to seek to identify the appropriate weights to Market Exposures and Trading Strategies that approximate the return and risk patterns of specific hedge fund sub-strategies. The hedge fund sub-strategies whose returns the Fund seeks to approximate include, but are not limited to, Equity Long Short, Event Driven, Relative Value, and Macro sub-strategies (each a “Hedge Fund Sub-Strategy”). The Fund allocates to the relevant Market Exposures and Trading Strategies of each of the Hedge Fund Sub-Strategies based on the weights of these Hedge Fund Sub-Strategies in the industry. To establish the Market Exposures and Trading Strategies that drive the returns of the Hedge Fund Sub-Strategies the Investment Adviser uses industry analysis of hedge funds, including hedge fund return databases, prime brokerage reports, industry participants and regulatory filings and other public sources. The Investment Adviser then applies a quantitative methodology, in combination with a qualitative overlay, to assess the appropriate weight to each Market Exposure and Trading Strategy. The Fund may seek to establish long and/or short positions in a multitude of Market Exposures, including but not limited to:

■	U.S. and non-U.S. (including emerging market) equity indices;
■	U.S. and non-U.S. (including emerging market) fixed income indices;
■	Credit indices;
■	Interest rates;
■	Commodity indices;
■	Master limited partnership (“MLP”) indices;
■	Foreign currency exchange rates;
■	Baskets of top positions held by hedge funds;
■	Single stocks and single commodities;
■	Volatility; and
■	Market momentum/trends.

The Fund invests in instruments that the Investment Adviser believes will assist the Fund in gaining exposure to the Market Exposures. The instruments in which the Fund may invest include, but are not limited to:

■	Equity securities (including securities that may convert into equity securities);
■	U.S. corporate bonds and other fixed income securities (including non-investment grade fixed income securities);
■	Futures (including equity index futures, interest rate futures, bond futures and volatility futures);
■	Swaps (including total return swaps and credit default swaps on indices);
■	Options (including listed equity index put and call options, listed government bond future put and call options, and swaptions);
■	Structured notes (including commodity-linked notes);
■	Exchange-traded funds (“ETFs”);
■	Forward contracts (including currency forward contracts on developed and emerging markets currencies);
■	Wholly-owned subsidiary;
■	Asset and mortgage-backed securities and real estate investment trusts (“REITS”);
■	U.S. government securities, including agency debentures, and other high quality debt securities; and
■	Cash equivalents.